Cover Page	6 Months Ended
Dec. 31, 2019
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	Hollysys Automation Technologies, Ltd.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30